Segmented Information (Details 1) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	$ 67,007	$ 55,993
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	55
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 66,952	$ 55,993